Apr. 29, 2016

BLACKROCK FUNDS III

BlackRock S&P 500 Index Fund

(the "Fund")

Supplement dated April 5, 2017

to the Fund's Summary Prospectus and Prospectus, each dated April 29, 2016,

and Statement of Additional Information ("SAI") dated April 29, 2016 (as amended October 21, 2016)

Effective June 19, 2017, the Fund will change its name to iShares S&P 500 Index Fund. Accordingly, effective June 19, 2017, references to the Fund's name in the Fund's Summary Prospectus, Prospectus and SAI are changed to reflect the new Fund name.